Premises and Equipment (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation expense
Depreciation expense	$ 1,782	$ 1,810	$ 1,758